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                                                As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                Registration No. 333-144000



                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

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                            VARIABLE SEPARATE ACCOUNT
                          SUPPLEMENT TO THE PROSPECTUS

              POLARIS ADVANTAGE VARIABLE ANNUITY DATED MAY 1, 2008

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The following replaces the "Option 2 - Maximum Anniversary Value Option" in the
DEATH BENEFIT section on page 43 of the prospectus:

OPTION 2 - MAXIMUM ANNIVERSARY VALUE OPTION

The death benefit is the greatest of:

      1.   Contract value; or

      2.   Net Purchase Payments; or

      3. Maximum anniversary value on any contract anniversary prior to your 83rd birthday. The anniversary value equals the contract value on a contract anniversary, reduced for withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Purchase Payments since that contract anniversary.


Dated:   June 11, 2008


               Please keep this Supplement with your Prospectus.


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